FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

                          TEMPLETON GLOBAL INCOME FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   --------------
Date of fiscal year end:   8/31
                          ------

Date of reporting period: 05/31/09
                         ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2009

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS 88.2%
      ARGENTINA 2.8%
(b,c) Government of Argentina, senior bond, FRN, 1.683%, 8/03/12 ...............           98,977,000         $   31,920,083
                                                                                                              --------------
      AUSTRALIA 7.2%
      New South Wales Treasury Corp., senior note, 5.50%, 3/01/17 ..............           36,971,000    AUD      28,812,135
      Queensland Treasury Corp.,
          13, 6.00%, 8/14/13 ...................................................           38,901,000    AUD      32,174,716
          17, 6.00%, 9/14/17 ...................................................           12,395,000    AUD       9,916,163
  (d)     144A, 7.125%, 9/18/17 ................................................           16,480,000    NZD      10,904,987
                                                                                                              --------------
                                                                                                                  81,808,001
                                                                                                              --------------
      BRAZIL 7.3%
      Nota Do Tesouro Nacional,
          10.082%, 1/01/12 .....................................................               41,835(e) BRL      20,901,189
          10.082%, 1/01/14 .....................................................               15,000(e) BRL       7,190,064
          10.082%, 1/01/17 .....................................................               54,900(e) BRL      25,398,153
  (f)     Index Linked, 6.00%, 5/15/15 .........................................                9,400(e) BRL       8,460,196
  (f)     Index Linked, 6.00%, 5/15/45 .........................................               23,625(e) BRL      20,522,848
                                                                                                              --------------
                                                                                                                  82,472,450
                                                                                                              --------------
      CANADA 1.3%
      Province of Manitoba, 6.375%, 9/01/15 ....................................           14,800,000    NZD       9,238,189
      Province of Ontario, 6.25%, 6/16/15 ......................................            8,460,000    NZD       5,297,477
                                                                                                              --------------
                                                                                                                  14,535,666
                                                                                                              --------------
      FRANCE 3.0%
      Government of France, 4.00%, 4/25/18 .....................................           23,500,000    EUR      33,656,118
                                                                                                              --------------
      HUNGARY 2.0%
      Government of Hungary,
          3.50%, 7/18/16 .......................................................              700,000    EUR         811,001
          4.375%, 7/04/17 ......................................................            3,645,000    EUR       4,302,556
          5.75%, 6/11/18 .......................................................           12,120,000    EUR      15,484,784
          senior note, 3.875%, 2/24/20 .........................................            2,370,000    EUR       2,557,521
                                                                                                              --------------
                                                                                                                  23,155,862
                                                                                                              --------------
      INDONESIA 9.8%
      Government of Indonesia,
          FR19, 14.25%, 6/15/13 ................................................       84,050,000,000    IDR       9,495,448
          FR20, 14.275%, 12/15/13 ..............................................       81,836,000,000    IDR       9,324,852
          FR26, 11.00%, 10/15/14 ...............................................        3,500,000,000    IDR         359,694
          FR27, 9.50%, 6/15/15 .................................................       34,890,000,000    IDR       3,356,763
          FR30, 10.75%, 5/15/16 ................................................       87,035,000,000    IDR       8,859,980
          FR31, 11.00%, 11/15/20 ...............................................      335,739,000,000    IDR      33,190,520
          FR34, 12.80%, 6/15/21 ................................................       59,666,000,000    IDR       6,610,229
          FR35, 12.90%, 6/15/22 ................................................       32,530,000,000    IDR       3,588,101
          FR36, 11.50%, 9/15/19 ................................................       23,000,000,000    IDR       2,363,703
          FR42, 10.25%, 7/15/27 ................................................       25,430,000,000    IDR       2,242,733
          FR43, 10.25%, 7/15/22 ................................................        8,450,000,000    IDR         778,074
          FR46, 9.50%, 7/15/23 .................................................       41,250,000,000    IDR       3,567,783
          FR47, 10.00%, 2/15/28 ................................................       52,895,000,000    IDR       4,523,575
          FR48, 9.00%, 9/15/18 .................................................       18,520,000,000    IDR       1,651,321


                     Quarterly Statement of Investments | 3

Templeton Global Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      INDONESIA (CONTINUED)
      Government of Indonesia, (continued)
  (d)     senior bond, 144A, 8.50%, 10/12/35 ...................................            2,952,000         $    3,033,180
  (d)     senior bond, 144A, 6.625%, 2/17/37 ...................................            2,090,000              1,776,500
  (d)     senior bond, 144A, 7.75%, 1/17/38 ....................................            7,050,000              6,655,955
  (g)     senior bond, Reg S, 8.50%, 10/12/35 ..................................            5,510,000              5,661,525
  (g)     senior bond, Reg S, 7.75%, 1/17/38 ...................................            3,310,000              3,124,995
                                                                                                              --------------
                                                                                                                 110,164,931
                                                                                                              --------------
      MALAYSIA 1.3%
      Government of Malaysia,
          3.869%, 4/13/10 ......................................................            7,500,000    MYR       2,182,581
          3.702%, 2/25/13 ......................................................            3,370,000    MYR         967,410
          3.70%, 5/15/13 ........................................................           1,290,000    MYR         368,340
          3.461%, 7/31/13 ......................................................           20,100,000    MYR       5,676,309
          3.814%, 2/15/17 ......................................................           19,530,000    MYR       5,492,222
                                                                                                              --------------
                                                                                                                  14,686,862
                                                                                                              --------------
      MEXICO 4.9%
      Government of Mexico,
          8.00%, 12/07/23 ......................................................            2,727,000(h) MXN      20,209,723
          10.00%, 12/05/24 .....................................................               15,000(h) MXN         130,748
          M 20, 7.50%, 6/03/27 .................................................            3,058,000(h) MXN      21,119,080
          senior bond, 5.95%, 3/19/19 ..........................................           13,260,000             13,545,090
                                                                                                              --------------
                                                                                                                  55,004,641
                                                                                                              --------------
      NEW ZEALAND 1.1%
      Government of New Zealand, 6.00%, 11/15/11 ...............................           18,273,000    NZD      12,382,608
                                                                                                              --------------
      PERU 3.5%
      Government of Peru,
          9.91%, 5/05/15 ........................................................           6,500,000    PEN       2,719,498
          7.84%, 8/12/20 ........................................................          32,200,000    PEN      12,486,640
          Series 7, 8.60%, 8/12/17 .............................................           61,545,000    PEN      24,639,409
                                                                                                              --------------
                                                                                                                  39,845,547
                                                                                                              --------------
      PHILIPPINES 0.1%
  (g) Government of the Philippines, Reg S, 9.125%, 2/22/10 .....................             770,000    EUR       1,138,088
                                                                                                              --------------
      POLAND 3.1%
      Government of Poland,
          4.75%, 4/25/12 ........................................................          10,400,000    PLN       3,195,064
          5.75%, 4/25/14 ........................................................          22,855,000    PLN       7,160,906
          6.25%, 10/24/15 ......................................................           19,335,000    PLN       6,178,358
          5.75%, 9/23/22 ........................................................          60,500,000    PLN      18,011,950
                                                                                                              --------------
                                                                                                                  34,546,278
                                                                                                              --------------
      QATAR 1.0%
  (d) Government of Qatar, senior note, 144A, 6.55%, 4/09/19 ....................          10,450,000             10,894,125
                                                                                                              --------------


                     4 | Quarterly Statement of Investments

Templeton Global Income Fund


                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      RUSSIA 6.3%
      Government of Russia,
  (d)     144A, 7.50%, 3/31/30 .................................................           64,735,680         $   65,166,172
  (g)     senior bond, Reg S, 7.50%, 3/31/30 ...................................            6,408,000              6,450,613
                                                                                                              --------------
                                                                                                                  71,616,785
                                                                                                              --------------
      SOUTH AFRICA 2.6%
      Government of South Africa,
          5.25%, 5/16/13 .......................................................            3,330,000    EUR       4,673,471
          4.50%, 4/05/16 .......................................................            1,829,000    EUR       2,282,407
          6.875%, 5/27/19 ......................................................           18,620,000             18,876,025
          senior note, 6.50%, 6/02/14 ..........................................              775,000                805,124
          senior note, 5.875%, 5/30/22 .........................................            3,355,000              3,078,213
                                                                                                              --------------
                                                                                                                  29,715,240
                                                                                                              --------------
      SOUTH KOREA 15.2%
      The Export-Import Bank of Korea,
          5.125%, 3/16/15 ......................................................              300,000                283,140
          4.625%, 2/20/17 ......................................................              205,000    EUR         250,606
  (g)     Reg S, 5.25%, 2/10/14 ................................................              295,000                284,424
          senior note, 8.125%, 1/21/14 .........................................              995,000              1,095,764
      Government of Korea, senior bond, 5.625%, 11/03/25 .......................              620,000                546,003
      Korea Deposit Insurance Corp.,
          07-1, 5.57%, 9/14/12 .................................................        7,200,000,000    KRW       5,919,908
          08-1, 5.28%, 2/15/13 .................................................        1,232,000,000    KRW       1,002,291
      Korea Development Bank,
          5.30%, 1/17/13 .......................................................              800,000                795,662
          senior note, 8.00%, 1/23/14 ..........................................            2,585,000              2,803,311
      Korea Treasury Bond,
          0475-1112, 4.75%, 12/10/11 ...........................................       69,639,880,000    KRW      56,506,370
          0475-1203, 4.75%, 3/10/12 ............................................       15,946,000,000    KRW      12,902,366
          0525-1509, 5.25%, 9/10/15 ............................................        4,000,000,000    KRW       3,241,454
          0525-2703, 5.25%, 3/10/27 ............................................       10,693,550,000    KRW       8,230,106
  (i)     0550-1106, 5.50%, 6/10/11 ..........................................        7,236,620,000    KRW       5,971,904
          0550-1709, 5.50%, 9/10/17 ............................................       49,577,560,000    KRW      40,181,948
          0575-1809, 5.75%, 9/10/18 ............................................       17,343,000,000    KRW      14,343,526
          senior note, 7.125%, 4/16/19 .........................................           15,880,000             17,006,384
                                                                                                              --------------
                                                                                                                 171,365,167
                                                                                                              --------------
  (j) SUPRANATIONAL 8.3%
  (i) Corporacion Andina De Fomento, 8.125%, 6/04/19 ...........................            8,640,000              8,624,880
      European Bank for Reconstruction & Development, senior note,
          5.10%, 6/12/09 .......................................................          125,000,000    PLN      39,254,327
      European Investment Bank, senior note, 4.50%, 5/15/13 ....................          113,650,000    NOK      18,800,747
      Inter-American Development Bank,
          1.90%, 7/08/09 .......................................................          640,000,000    JPY       6,727,677
          7.50%, 4/15/15 .......................................................            8,000,000    NZD       5,583,982
          6.00%, 12/15/17 ......................................................            6,000,000    NZD       3,726,618
          senior note, 7.50%, 12/05/24 .........................................          185,000,000    MXN      11,222,071
                                                                                                              --------------
                                                                                                                  93,940,302
                                                                                                              --------------
      SWEDEN 4.6%
      Government of Sweden, 5.25%, 3/15/11 .....................................          366,355,000    SEK      51,870,673
                                                                                                              --------------


                     Quarterly Statement of Investments | 5

Templeton Global Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      BONDS (CONTINUED)
      UNITED ARAB EMIRATES 0.9%
  (d) Emirate of Abu Dhabi, 144A, 6.75%, 4/08/19 ...............................           10,260,000         $   10,697,804
                                                                                                              --------------
      VENEZUELA 1.9%
      Government of Venezuela,
          10.75%, 9/19/13 ......................................................            3,880,000              3,084,600
  (g)     senior bond, Reg S, 5.375%, 8/07/10 ..................................           19,905,000             17,979,191
                                                                                                              --------------
                                                                                                                  21,063,791
                                                                                                              --------------
      TOTAL BONDS (COST $949,859,182) ..........................................                                 996,481,022
                                                                                                              --------------
      MUNICIPAL BONDS 5.5%
      UNITED STATES AND U.S. TERRITORIES 5.5%
      Alabama Public Housing Authorities Capital Program Revenue, Series B, FSA
          Insured, 4.45%, 1/01/24 ..............................................               65,000                 65,144
      Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
          Refunding, Series F1,
             5.00%, 4/01/39 ....................................................              605,000                591,200
             5.50%, 4/01/43 ....................................................              295,000                301,596
      Bexar County Hospital District GO, Certificates of Obligation,
          5.00%, 2/15/32 .......................................................              805,000                786,775
      Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
          5.25%, 8/15/47 .......................................................              730,000                722,802
      California State GO,
          6.00%, 4/01/38 .......................................................           20,130,000             20,745,777
          Refunding, 5.125%, 4/01/33 ...........................................              500,000                459,640
          Refunding, 5.00%, 4/01/38 ............................................              205,000                180,773
      Chicago Board of Education GO, Refunding, Series C, Assured Guaranty,
          5.25%, 12/01/26 ......................................................            1,810,000              1,932,700
      Chicago GO, Project and Refunding, Series A, FSA Insured,
          5.00%, 1/01/25 .......................................................              475,000                489,739
      District of Columbia University Revenue, Georgetown University, Refunding,
          Series D, BHAC Insured, 5.50%, 4/01/36 ...............................            1,545,000              1,601,918
      Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
          Series A, 5.00%, 7/01/24 .............................................            1,545,000              1,614,170
      Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A,
          4.25%, 7/01/14 .......................................................            2,375,000              2,350,371
      Hamilton County Sales Tax Revenue, sub. bond, Refunding, Series A, FSA
          Insured, 5.00%, 12/01/32 .............................................            1,825,000              1,827,245
      Illinois Municipal Electricity Agency Power Supply Revenue, Series A, BHAC
          Insured, 5.00%, 2/01/35 ..............................................            1,085,000              1,090,414
      Kentucky State Municipal Power Agency Power System Revenue, Prairie State
          Project, Series A, BHAC Insured, 5.25%, 9/01/42 ......................            2,395,000              2,449,486
      Las Vegas Valley Water District GO, Refunding, Series A, MBIA Insured,
          5.00%, 6/01/26 .......................................................              395,000                400,716
      Lewisville ISD, GO, School Building, 5.00%, 8/15/26 ......................              545,000                578,071
      Los Angeles USD, GO, Series I, 5.00%,
          7/01/26 ..............................................................              180,000                183,998
          7/01/27 ..............................................................              195,000                197,923
      Matanuska-Susitna Borough Lease Revenue, Goose Greek Correctional Center,
          Assured Guaranty,
             5.50%, 9/01/23 ....................................................            1,605,000              1,794,165
             6.00%, 9/01/28 ....................................................            2,005,000              2,214,843


                     6 | Quarterly Statement of Investments

Templeton Global Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      MUNICIPAL BONDS (CONTINUED)
      UNITED STATES AND U.S. TERRITORIES (CONTINUED)
      Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Refunding,
          Third Indenture Series A, FGIC Insured, 5.00%, 7/01/19 ...............              150,000         $      171,155
      Metropolitan Water District of Southern California Waterworks Revenue,
          Series A, 5.00%, 7/01/37 .............................................              775,000                788,880
      Minneapolis Health Care System Revenue, Fairview Health Services,
          Series B, Assured Guaranty, 6.50%, 11/15/38 ..........................            1,670,000              1,817,411
      MTA Revenue,
             Series B, Assured Guaranty, 5.25%, 11/15/20 .......................              430,000                471,929
             Transportation, Series A, FSA Insured, 5.50%, 11/15/21 ............              410,000                459,987
      New Jersey State Transportation Trust Fund Authority Revenue,
          Transportation System, Series A, Assured Guaranty, 5.50%, 12/15/38 ...            2,810,000              2,945,864
      New York City GO, Series L, Sub Series L-1, 5.00%, 4/01/26 ...............              100,000                101,491
      North Carolina Eastern Municipal Power Agency Power System Revenue,
          Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19 ................              250,000                261,943
      Palomar Pomerado Health GO, Election of 2004, Series A, MBIA Insured,
          5.125%, 8/01/37 ......................................................            2,080,000              1,960,296
      Philadelphia GO, Series B, Assured Guaranty, 7.125%, 7/15/38 .............              885,000                951,437
      Placentia-Yorba Linda USD, GO, 2008 Election, Series A, 5.25%, 8/01/32 ...            2,400,000              2,438,208
      Poway USD, GO, Election of 2008, ID 07-1-A, zero cpn.,
             8/01/27 ...........................................................              705,000                241,364
             8/01/30 ...........................................................              705,000                192,084
             8/01/32 ...........................................................              885,000                206,178
             8/01/33 ...........................................................              470,000                101,623
      Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
          MBIA Insured, 5.50%, 7/01/21 .........................................              100,000                 99,820
      Regional Transportation District Sales Tax Revenue, Fastracks Project,
          Series A, AMBAC Insured, 5.00%, 11/01/27 .............................              590,000                614,810
      San Bernardino Community College District GO, Election of 2002, Series A,
             6.375%, 8/01/26 ...................................................              400,000                456,740
             6.50%, 8/01/27 ....................................................              580,000                663,450
             6.50%, 8/01/28 ....................................................              240,000                272,796
             6.25%, 8/01/33 ....................................................              600,000                652,698
      San Mateo County Community College District GO, Election of 2001,
          Series C, MBIA Insured, zero cpn.,
             9/01/30 ...........................................................            1,705,000                508,158
             3/01/31 ...........................................................              465,000                132,999
      Seattle Water System Revenue, BHAC Insured, 5.00%, 9/01/34 ...............              935,000                943,509
      Tarrant County Cultural Education Facilities Finance Corp. Revenue,
          Christus Health, Refunding, Series A, Assured Guaranty,
             6.25%, 7/01/28 ....................................................            1,400,000              1,470,910
      Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ...............               50,000                 54,280
                                                                                                              --------------
      TOTAL MUNICIPAL BONDS (COST $58,403,391) .................................                                  61,559,486
                                                                                                              --------------
      TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,008,262,573) ................................................                               1,058,040,508
                                                                                                              --------------


                     Quarterly Statement of Investments | 7

Templeton Global Income Fund

                                                                                  PRINCIPAL AMOUNT(a)              VALUE
                                                                                  -------------------         --------------
      SHORT TERM INVESTMENTS 3.9%
      FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $33,297,271) 2.8%
      EGYPT 2.8%
  (k) Egypt Treasury Bills, 6/30/09 - 9/22/09 ..................................          181,175,000    EGP  $   31,734,958
                                                                                                              --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $1,041,559,844) ........                               1,089,775,466
                                                                                                              --------------

                                                                                         SHARES
                                                                                  -------------------
      MONEY MARKET FUNDS (COST $12,027,110) 1.1%
      UNITED STATES 1.1%
  (l) Institutional Fiduciary Trust Money Market Portfolio, 0.02% ..............           12,027,110             12,027,110
                                                                                                              --------------
      TOTAL INVESTMENTS (COST $1,053,586,954) 97.6% ............................                               1,101,802,576
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS (0.6)% .........                                  (6,443,282)
      OTHER ASSETS, LESS LIABILITIES 3.0% ......................................                                  33,849,234
                                                                                                              --------------
      NET ASSETS 100.0% ........................................................                              $1,129,208,528
                                                                                                              ==============

See Abbreviations on page 17.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $109,128,723, representing 9.66% of net assets.

(e)  Principal amount is stated in 1,000 Brazilian Real Units.

(f)  Redemption price at maturity is adjusted for inflation.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the aggregate value of these securities was $34,638,836, representing 3.07% of net assets.

(h)  Principal amount is stated in 100 Mexican Peso Units.

(i)  Security purchased on a delayed delivery basis.

                     See Notes to Statement of Investments.


                     8 | Quarterly Statement of Investments

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities and municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market


                     Quarterly Statement of Investments | 9

Templeton Global Income Fund

3. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Fund enters into foreign exchange contracts in order to manage foreign exchange rate risk between the trade date and settlement date of securities transactions. A foreign exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund enters into interest rate swap contracts in order to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Pursuant to the terms of the interest rate swap contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $1,058,059,720
                                                                  --------------
Unrealized appreciation .......................................   $  106,057,071
Unrealized depreciation .......................................      (62,314,215)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $   43,742,856
                                                                  ==============


                     10 | Quarterly Statement of Investments

Templeton Global Income Fund

5. FORWARD EXCHANGE CONTRACTS

At May 31, 2009, the Fund had the following forward exchange contracts outstanding:

                                                 CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                                 AMOUNT(a)         DATE     APPRECIATION  DEPRECIATION
                                                ----------      ----------  ------------  ------------
CONTRACTS TO BUY
    21,404,532 Swiss Franc....................  13,885,522 EUR     6/11/09  $    417,537  $         --
   191,669,460 Malaysian Ringgit..............  38,716,472 EUR     6/16/09       177,413            --
   205,190,790 Russian Ruble..................  92,527,712 MXN     6/16/09            --      (381,820)
   183,084,303 Malaysian Ringgit..............  37,054,099 EUR     6/17/09        66,130            --
58,966,389,000 Vietnamese Dong...............    4,137,940 AUD     6/22/09            --        (3,675)
     9,423,957 Malaysian Ringgit..............   1,891,981 EUR     7/14/09        22,837            --
    23,285,042 Malaysian Ringgit..............   4,654,272 EUR     7/15/09        85,221            --
     6,055,551 Malaysian Ringgit..............   1,210,868 EUR     7/16/09        21,451            --
     6,152,870 Malaysian Ringgit..............   1,229,787 EUR     7/17/09        22,513            --
     4,283,433 Malaysian Ringgit..............     851,391 EUR     7/24/09        22,147            --
     1,687,374 Malaysian Ringgit..............     336,331 EUR     7/31/09         7,313            --
     3,370,207 Malaysian Ringgit..............     680,053 EUR     8/05/09         2,795            --
   151,667,902 Russian Ruble..................   9,038,612 NZD     8/12/09            --      (935,826)
    73,838,479 Russian Ruble..................   4,411,955 NZD     8/14/09            --      (463,867)
   647,291,600 Japanese Yen...................   4,154,187 EUR     8/21/09       932,448            --
   321,024,200 Japanese Yen...................   2,058,375 EUR     8/26/09       465,420            --
   223,340,000 Japanese Yen...................   1,472,617 EUR     9/04/09       266,862            --
    13,341,000 Chinese Yuan...................   1,389,688 EUR     9/18/09            --          (291)
    83,126,800 Chinese Yuan...................   8,685,911 EUR     9/23/09            --       (35,097)
    91,000,000 Swedish Krona..................   9,461,328 EUR     9/23/09            --    (1,342,081)
    37,088,000 Chinese Yuan...................   3,821,732 EUR     9/24/09        60,466            --
   441,513,514 Russian Ruble..................  21,004,870 AUD     9/24/09            --    (2,789,847)
   225,000,000 Indian Rupee...................   7,364,975 NZD     9/25/09        35,029            --
 1,342,000,000 Japanese Yen...................   8,982,338 EUR     9/28/09     1,421,228            --
   243,166,459 Russian Ruble..................  11,688,183 AUD     9/28/09            --    (1,637,648)
42,313,777,933 Vietnamese Dong...............    3,436,066 AUD    10/07/09            --      (396,376)
    13,969,953 Chinese Yuan...................   3,018,377 AUD    10/13/09            --      (336,029)
   779,666,250 Kazakhstn Tenge...............    6,032,234        10/13/09            --      (950,468)
    32,663,916 Chinese Yuan...................   3,466,035 EUR    10/15/09            --       (80,528)
    32,823,215 Chinese Yuan...................   3,510,373 EUR    10/16/09            --      (119,300)
    23,662,387 Chinese Yuan...................   5,024,598 AUD    10/19/09            --      (496,331)
    43,995,179 Chinese Yuan...................   4,724,375 EUR    10/19/09            --      (185,509)
    27,185,000 Chinese Yuan...................   3,927,049        10/21/09        82,226            --
   219,208,545 Chilean Peso...................     332,134        10/26/09        58,809            --
   142,244,757 Chilean Peso...................     207,584        10/28/09        46,093            --
     3,571,898 Swiss Franc....................   2,453,058 EUR    10/28/09            --      (112,138)
 7,181,000,000 Indonesian Rupiah..............     508,569        11/17/09       162,197            --
35,001,000,000 Indonesian Rupiah..............   2,540,907        11/18/09       727,745            --
    28,391,000 Russian Ruble..................     635,216 EUR    11/20/09            --       (17,278)
38,962,000,000 Indonesian Rupiah..............   2,540,890        11/23/09     1,093,569            --
   150,288,486 Swedish Krona..................  14,654,428 EUR    11/30/09            --      (837,860)
    31,071,000 Chinese Yuan...................   3,373,564 EUR    12/04/09            --      (167,602)
    24,661,000 Chinese Yuan...................   3,373,598        12/04/09       274,317            --
20,258,000,000 Indonesian Rupiah..............   1,447,000        12/07/09       436,998            --
    49,119,762 Chinese Yuan...................   6,954,190        12/14/09       316,146            --


                     Quarterly Statement of Investments | 11

Templeton Global Income Fund

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT(a)           DATE     APPRECIATION  DEPRECIATION
                                                --------------      ----------  ------------  ------------
CONTRACTS TO BUY (CONTINUED)
    65,695,397 Chinese Yuan ..................       9,302,464        12/15/09  $    421,864  $         --
    32,996,252 Chinese Yuan ..................       4,688,633        12/16/09       195,818            --
    16,656,368 Malaysian Ringgit .............       4,688,633        12/16/09        57,537            --
    10,145,784 Chinese Yuan ..................       1,435,047        12/17/09        66,929            --
     5,137,469 Malaysian Ringgit .............       1,435,047        12/17/09        28,837            --
    30,514,414 Chinese Yuan ..................       4,305,142        12/18/09       212,470            --
     8,294,486 Chinese Yuan ..................       1,183,236        12/21/09        44,974            --
     9,301,365 Malaysian Ringgit .............       2,609,484        12/21/09        40,738            --
     9,755,745 Chinese Yuan ..................       1,401,688        12/22/09        42,987            --
     5,021,942 Malaysian Ringgit .............       1,435,579        12/22/09            --        (4,704)
     3,991,727 Malaysian Ringgit .............       1,148,038        12/23/09            --       (10,711)
     4,516,266 Malaysian Ringgit .............       1,291,543        12/28/09            --        (4,845)
 1,968,980,000 Chilean Peso ..................       3,117,448         1/28/10       396,635            --
    48,000,000 Malaysian Ringgit .............      13,111,172         1/28/10       558,806            --
 5,128,790,000 Chilean Peso ..................       8,173,807         1/29/10       979,823            --
    89,650,000 Swedish Krona .................       8,549,902 EUR     1/29/10            --      (227,133)
   950,440,000 Chilean Peso ..................       1,520,704         2/02/10       175,719            --
 1,783,500,000 Chilean Peso ..................       2,851,319         2/03/10       332,074            --
   135,288,000 Chinese Yuan ..................      19,180,966         2/03/10       905,676            --
   173,615,100 Mexican Peso ..................      11,571,817         2/03/10     1,161,593            --
   262,700,000 Mexican Peso ..................      17,357,756         2/04/10     1,906,710            --
   935,230,000 Chilean Peso ..................       1,520,699         2/12/10       148,873            --
    24,260,103 Malaysian Ringgit .............       6,683,224         2/12/10       224,528            --
 7,084,000,000 South Korean Won ..............       5,208,824         2/12/10       466,650            --
 2,301,970,000 Chilean Peso ..................       3,801,767         2/16/10       308,001            --
 2,298,030,000 Chilean Peso ..................       3,823,677         2/17/10       279,130            --
     6,108,000 Malaysian Ringgit .............       1,675,031         2/17/10        64,034            --
 5,097,330,000 Chilean Peso ..................       8,412,060         2/26/10       688,879            --
 1,153,220,000 Chilean Peso ..................       1,911,837         3/03/10       146,936            --
 1,873,290,000 Chilean Peso ..................       3,058,932         3/04/10       285,264            --
 1,173,870,000 Chilean Peso ..................       1,911,840         3/05/10       183,706            --
 1,107,150,000 Chilean Peso ..................       1,799,571         3/08/10       176,740            --
 1,176,260,000 Chilean Peso ..................       1,911,841         3/09/10       187,789            --
   395,410,000 Mexican Peso ..................      24,590,174         3/16/10     4,241,355            --
   110,524,000 Indian Rupee ..................       2,135,977         4/09/10       156,220            --
   237,003,000 Indian Rupee ..................       4,577,115         4/12/10       337,377            --
   159,192,000 Indian Rupee ..................       3,051,409         4/13/10       249,416            --
   156,262,000 Indian Rupee ..................       3,051,396         4/15/10       188,325            --
   132,847,000 Indian Rupee ..................       2,597,961         4/19/10       155,710            --
     5,072,841 Malaysian Ringgit .............       1,401,221         4/19/10        42,627            --
    14,535,000 Malaysian Ringgit .............       4,047,957         4/20/10        89,022            --
   110,998,000 Indian Rupee ..................       2,141,934         4/26/10       157,976            --
    15,835,000 Indian Rupee ..................         305,990         4/27/10        22,098            --
   586,073,181 Indian Rupee ..................      11,442,259         4/28/10       700,029            --
    29,978,900 Swedish Krona .................       2,820,747 EUR     4/29/10            --       (22,316)
    78,640,000 Indian Rupee ..................       1,529,961         4/30/10        99,129            --
 2,278,980,000 Chilean Peso ..................       3,974,919         5/18/10        86,878            --


                     12 | Quarterly Statement of Investments

Templeton Global Income Fund

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT(a)           DATE     APPRECIATION  DEPRECIATION
                                                --------------      ----------  ------------  ------------
CONTRACTS TO BUY (CONTINUED)
   465,463,000 Chilean Peso ..................         833,930         5/26/10  $         --  $     (4,486)
   932,990,000 Chilean Peso ..................       1,651,017         5/28/10        11,477            --
   186,070,000 Chilean Peso ..................         330,204         6/01/10         1,325            --
   150,389,000 Indian Rupee ..................       3,064,223         6/01/10        45,822            --
     4,458,000 Indian Rupee ..................          91,918         6/02/10           920            --

CONTRACTS TO SELL
     2,470,410 Euro ..........................     294,077,606 JPY     6/10/09            --      (404,912)
    92,945,816 Mexican Peso ..................     206,423,363 RUB     6/10/09            --      (371,356)
    29,507,162 Mexican Peso ..................   1,334,726,977 CLP     6/12/09       138,588            --
   194,757,301 Mexican Peso ..................     432,760,932 RUB     6/16/09            --      (775,734)
   106,279,890 Mexican Peso ..................     237,713,212 RUB     6/19/09            --      (374,448)
    61,955,606 Mexican Peso ..................     136,619,484 RUB     7/10/09            --      (289,397)
     4,919,150 Euro ..........................       7,604,637         7/13/09       651,279            --
    30,888,068 Mexican Peso ..................      68,008,329 RUB     7/13/09            --      (148,313)
     3,027,169 Euro ..........................       4,689,236         7/14/09       410,283            --
     4,919,150 Euro ..........................       7,691,583         7/15/09       738,342            --
     2,459,575 Euro ..........................       3,861,041         7/17/09       384,479            --
     4,351,556 Euro ..........................       6,807,139         7/24/09       656,660            --
    14,610,919 Mexican Peso ..................      32,786,902 RUB     7/24/09            --       (51,619)
    39,424,000 Mexican Peso ..................       2,800,219         7/31/09            --      (168,177)
    24,883,740 New Zealand Dollar ............      13,821,567         7/31/09            --    (2,066,677)
    24,581,877 New Zealand Dollar ............      13,821,567         8/03/09            --    (1,871,112)
    18,936,000 Brazilian Real ................       8,396,967         8/04/09            --    (1,067,806)
    28,027,764 New Zealand Dollar ............      15,780,907         8/04/09            --    (2,110,498)
     5,204,459 New Zealand Dollar ............       2,939,010         8/05/09            --      (383,035)
     8,457,907 New Zealand Dollar ............  56,133,438,372 IDR     8/05/09            --       (29,351)
    10,299,580 New Zealand Dollar ............       5,878,020         8/06/09            --      (695,883)
    20,291,294 New Zealand Dollar ............      11,685,234         8/07/09            --    (1,265,296)
     3,357,710 New Zealand Dollar ............       1,947,539         8/10/09            --      (195,070)
     3,356,061 New Zealand Dollar ............       1,947,539         8/11/09            --      (193,889)
     6,303,485 New Zealand Dollar ............       3,714,959         8/12/09            --      (306,914)
     4,168,252 New Zealand Dollar ............  50,512,959,923 VND     8/14/09       145,480            --
     6,159,450 New Zealand Dollar ............       3,715,134         8/24/09            --      (212,012)
     6,130,000 New Zealand Dollar ............       3,706,995         8/26/09            --      (200,906)
     6,050,000 Euro ..........................     732,322,250 JPY    11/18/09            --      (838,464)
       257,757 Euro ..........................         326,269        11/19/09            --       (37,728)
     2,796,556 Euro ..........................       3,520,585        11/20/09            --      (428,598)
     1,870,413 Euro ..........................       2,330,628        11/24/09            --      (310,620)
       655,522 Euro ..........................         820,386        11/25/09            --      (105,283)
     1,274,797 Euro ..........................       1,663,610        11/30/09            --      (136,513)
    27,348,819 New Zealand Dollar ............      16,806,634        11/30/09            --      (532,289)
    39,049,000 Mexican Peso ..................       2,882,377        12/01/09            --        (7,281)
    23,805,178 New Zealand Dollar ............      14,667,739        12/02/09            --      (422,848)
     1,325,806 Euro ..........................       1,676,415        12/08/09            --      (195,687)
    70,391,000 Singapore Dollar ..............      46,888,153         1/29/10            --    (1,840,986)
    10,258,681 New Zealand Dollar ............       5,186,174         2/02/10            --    (1,294,416)


                     Quarterly Statement of Investments | 13

Templeton Global Income Fund

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   CONTRACT         SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT(a)           DATE     APPRECIATION  DEPRECIATION
                                                --------------      ----------  ------------  ------------
CONTRACTS TO SELL (CONTINUED)
    16,454,000 Singapore Dollar ..............      10,949,156         2/02/10  $         --  $   (441,334)
    14,723,000 Singapore Dollar ..............       9,776,293         2/03/10            --      (415,886)
    14,805,000 Singapore Dollar ..............       9,776,407         2/04/10            --      (472,534)
    11,809,000 Singapore Dollar ..............       7,821,307         2/05/10            --      (353,614)
     9,302,000 Singapore Dollar ..............       6,178,678         2/08/10            --      (260,735)
    11,787,000 Singapore Dollar ..............       7,827,733         2/09/10            --      (331,946)
     4,670,600 Singapore Dollar ..............       3,131,205         2/11/10            --      (102,065)
     1,456,071 New Zealand Dollar ............         756,283         2/12/10            --      (163,027)
     1,943,304 New Zealand Dollar ............         972,041         2/22/10            --      (254,204)
    26,988,728 New Zealand Dollar ............      13,534,847         2/26/10            --    (3,491,354)
    15,310,000 Singapore Dollar ..............       9,954,583         3/17/10            --      (643,425)
     9,714,000 Singapore Dollar ..............       6,316,405         3/18/10            --      (407,883)
    14,546,000 Singapore Dollar ..............       9,475,193         3/19/10            --      (593,914)
    19,370,000 Singapore Dollar ..............      12,633,089         3/22/10            --      (775,235)
    17,593,000 Singapore Dollar ..............      11,583,106         3/23/10            --      (595,118)
     4,102,790 Australian Dollar .............       2,790,513         3/24/10            --      (432,480)
     4,766,000 Singapore Dollar ..............       3,158,592         3/31/10            --      (140,477)
    16,563,648 New Zealand Dollar ............       9,065,285         4/28/10            --    (1,346,669)
Unrealized appreciation (depreciation) on
   offsetting forward exchange contracts .....................................     8,050,055            --
                                                                                ------------  ------------
Unrealized appreciation (depreciation) on
   forward exchange contracts ................................................  $ 35,675,502  $(42,118,784)
                                                                                ------------  ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION)
      ON FORWARD EXCHANGE CONTRACTS ..........................................                $ (6,443,282)
                                                                                              ============

See Abbreviations on page 17.

(a)  In U.S. Dollar unless otherwise indicated.

6. INTEREST RATE SWAPS

At May 31, 2009, the Fund had the following interest rate swap contracts outstanding:

COUNTER-       RECEIVE --             PAY --               NOTIONAL        EXPIRATION   UNREALIZED    UNREALIZED
PARTY          FIXED RATE         FLOATING RATE       PRINCIPAL AMOUNT(a)     DATE     APPRECIATION  DEPRECIATION
-------------  ----------  -------------------------  -------------------  ----------  ------------  ------------
JPMorgan          7.16%       NZD Bank Bill Rate           5,740,000 NZD      7/31/13  $    406,939  $         --
JPMorgan          7.12%       NZD Bank Bill Rate           5,750,000 NZD      8/01/13       400,478            --
JPMorgan         7.055%       NZD Bank Bill Rate           5,750,000 NZD      8/04/13       390,435            --
JPMorgan         7.035%       NZD Bank Bill Rate          11,500,000 NZD      8/05/13       774,922            --
JPMorgan          7.05%       NZD Bank Bill Rate           2,875,000 NZD      8/06/13       193,595            --
JPMorgan          7.05%       NZD Bank Bill Rate           2,875,000 NZD      8/07/13       193,504            --
JPMorgan          7.00%       NZD Bank Bill Rate           3,045,600 NZD      8/14/13       200,123            --
JPMorgan          5.23%       NZD Bank Bill Rate           7,000,000 NZD     12/05/13       139,616            --
Merrill Lynch    7.053%    Tasa Nominal Annual Rate    7,900,000,000 CLP      6/13/18     2,263,592            --
JPMorgan          7.06%    Tasa Nominal Annual Rate    2,646,000,000 CLP      6/13/18       760,624            --
Merrill Lynch    7.094%    Tasa Nominal Annual Rate    8,650,000,000 CLP      6/16/18     2,507,890            --
JPMorgan          7.15%    Tasa Nominal Annual Rate    2,700,000,000 CLP      6/18/18       803,759            --
JPMorgan          7.85%    Tasa Nominal Annual Rate      702,800,000 CLP      7/11/18       298,131            --
JPMorgan         7.855%    Tasa Nominal Annual Rate      705,600,000 CLP      7/17/18       298,721            --
Merrill Lynch     7.40%    Tasa Nominal Annual Rate      580,000,000 CLP      7/30/18       208,649            --


                     14 | Quarterly Statement of Investments

Templeton Global Income Fund

6. INTEREST RATE SWAPS (CONTINUED)

COUNTER-       RECEIVE --             PAY --                NOTIONAL       EXPIRATION   UNREALIZED    UNREALIZED
PARTY          FIXED RATE         FLOATING RATE       PRINCIPAL AMOUNT(a)     DATE     APPRECIATION  DEPRECIATION
-------------  ----------  -------------------------  -------------------  ----------  ------------  ------------
Merrill Lynch      7.40%    Tasa Nominal Annual Rate     580,000,000 CLP      8/06/18  $    209,214  $         --
JPMorgan           7.50%    Tasa Nominal Annual Rate   1,210,680,000 CLP      8/07/18       455,553            --
Merrill Lynch      7.51%    Tasa Nominal Annual Rate     580,000,000 CLP      8/07/18       219,059            --
JPMorgan           7.50%    Tasa Nominal Annual Rate   1,208,320,000 CLP      8/13/18       452,908            --
Merrill Lynch      9.03%   MXN Interbank Equilibrium
                                 Interest Rate           723,000,000 MXN      8/17/18     3,780,369            --
JPMorgan           7.67%   Tasa Nominal Annual Rate      415,200,000 CLP      8/29/18       164,180            --
JPMorgan         8.6748%   MXN Interbank Equilibrium
                                 Interest Rate            37,800,000 MXN     11/29/18       119,227            --
JPMorgan           5.59%      NZD Bank Bill Rate           8,500,000 NZD     12/05/18            --           (79)
Citigroup        7.6973%   MXN Interbank Equilibrium
                                 Interest Rate            51,400,000 MXN      1/11/19            --      (103,487)
Citigroup         7.666%   MXN Interbank Equilibrium
                                 Interest Rate            67,000,000 MXN      1/12/19            --      (145,646)
Citigroup         7.835%   MXN Interbank Equilibrium
                                 Interest Rate            44,700,000 MXN      1/15/19            --       (57,543)
Citigroup         7.869%   MXN Interbank Equilibrium
                                 Interest Rate            58,100,000 MXN      1/16/19            --       (64,677)
Citigroup          8.00%   MXN Interbank Equilibrium
                                 Interest Rate            35,060,000 MXN      1/18/19            --       (15,354)
JPMorgan           8.06%   MXN Interbank Equilibrium
                                 Interest Rate            55,780,000 MXN      1/22/19            --        (7,994)
Citigroup          8.07%   MXN Interbank Equilibrium
                                 Interest Rate           175,300,000 MXN      1/22/19            --       (15,904)
Merrill Lynch      9.10%   MXN Interbank Equilibrium
                                 Interest Rate           240,000,000 MXN      8/04/28       836,402            --
JPMorgan         8.3167%   MXN Interbank Equilibrium
                                 Interest Rate            83,670,000 MXN      1/09/29            --      (206,610)
                                                                                       ------------  ------------
Unrealized appreciation (depreciation) on interest rate swap contracts ..............  $ 16,077,890  $   (617,294)
                                                                                       ------------  ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) ON INTEREST RATE SWAP CONTRACTS .......  $ 15,460,596
                                                                                       ============

See Abbreviations on page 17.

(a)  In U.S. Dollar unless otherwise indicated.

7. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                     Quarterly Statement of Investments | 15

Templeton Global Income Fund

7. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                          LEVEL 1         LEVEL 2      LEVEL 3        TOTAL
                                        -----------   --------------   -------   --------------
ASSETS:
   Investments in Securities ........   $12,027,110   $1,089,775,466     $--     $1,101,802,576
   Other Financial Instruments(a) ...            --       51,753,392      --         51,753,392
LIABILITIES:
   Other Financial Instruments(a) ...            --       42,736,078      --         42,736,078

(a) Other financial instruments include net unrealized appreciation (depreciation) on forward exchange contracts and swaps.

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Fund believes applying FSP FAS 157-4 will not have a material impact on its financial statements.

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on its financial statements.


                     16 | Quarterly Statement of Investments

Templeton Global Income Fund

ABBREVIATIONS

CURRENCY

AUD   - Australian Dollar
BRL   - Brazilian Real
EGP   - Egyptian Pound
EUR   - Euro
IDR   - Indonesian Rupiah
INR   - Indian Rupee
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona

SELECTED PORTFOLIO

AMBAC - American Municipal Bond Assurance Corp.
BHAC  - Berkshire Hathaway Assurance Corp.
FGIC  - Financial Guaranty Insurance Co.
FRN   - Floating Rate Note
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
ID    - Improvement District
ISD   - Independent School District
MBIA  - Municipal Bond Investors Assurance Corp. (effective February 18, 2009,
        MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MTA   - Metropolitan Transit Authority
USD   - Unified/Union School District

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 17



ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
  ------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009


By /s/MARK H. OTANI
 --------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009